Segment information - Summary of operating segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment information
Number of operating segment | segment	2	2
Net revenues	¥ 3,958,861	$ 566,110	¥ 2,748,576	¥ 1,586,397
Cost of revenues	(2,433,656)	(348,008)	(1,718,006)	(856,329)
Excise tax on products	(341,595)	(48,848)	(304,053)	(342,354)
Gross profit	1,183,610	$ 169,254	¥ 726,517	¥ 387,714
Operating segments | Core Markets
Segment information
Net revenues	3,335,739
Cost of revenues	(2,033,954)
Excise tax on products	(341,595)
Gross profit	960,190
Operating segments | Europe Acquisition
Segment information
Net revenues	625,378
Cost of revenues	(401,595)
Gross profit	223,783
Intersegment eliminations
Segment information
Net revenues	(2,256)
Cost of revenues	1,893
Gross profit	¥ (363)